Schedule of Investments
February 28, 2025 (unaudited)
Parvin Hedged Equity Solari World Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 74.09%

Agricultural Chemicals - 1.37%
Nutrien Ltd. (Canada)			1,750	91,630

Agricultural Services - 2.06%
Calavo Growers, Inc.			6,000	137,520

Airports, Flying Fields & Airport Terminal Services - 2.61%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (2)			2,250	173,768

Arrangement of Transportation, Freight & Cargo - 3.05%
C.H. Robinson Worldwide, Inc.			2,000	203,240

Beverages - 4.78%
Ambev SA ADR (2)			75,000	155,250
Diageo plc			1,500	163,230

				318,480

Construction Machinery & Equipment - 2.99%
CNH Industrial N.V. (2)			15,500	199,640

Consumer Staple Products - 2.91%
Orkla ASA ADR (2)			20,000	194,200

Crude Petroleum & Natural Gas - 2.43%
GeoPark Ltd. (Colombia)			20,000	162,000

Electromedical & Electrotherapeutic Apparatus - 3.11%
Medtronic PLC (Ireland)			2,250	207,045

Gold and Silver Ores - 9.01%
Agnico Eagle Mines Ltd.			2,500	240,700
Osisko Gold Royalties Ltd. (2)			10,000	183,300
Silvercorp Metals, Inc.			50,000	176,500

				600,500

Insurance Agents, Brokers & Services - 2.89%
BB Seguridade Participacoes SA ADR			27,500	192,500

Luxury Goods - 2.53%
Swatch Group AG (2)			17,500	168,791

Mineral Royalty Traders - 3.09%
Royal Gold, Inc.			1,400	205,800

Mining & Quarrying of Nonmetallic Minerals - 2.50%
Hecla Mining Co.			32,500	166,725

Miscellaneous Manufacturing Industries - 3.04%
Amcor plc (Switzerland)			20,000	202,400

Ordnance & Accessories (No Vehicles/Guided Missiles) - 2.66%
Sturm Ruger & Co., Inc. (2)			4,500	177,570

Petroleum Refining - 1.75%
Equinor ASA ADR			5,000	116,950

Radiotelephone Communications - 2.46%
Mobile TeleSystems PJSC ADR (2)			10,000	0
SK Telecom Co. Ltd. ADR			7,500	164,175

				164,175

Retail - Catalog & Mail-Order Houses - 2.84%
Coupang, Inc. Class A (2)			8,000	189,600

Retail - Eating Places- 1.87%
Cracker Barrel Old Country Store, Inc.			2,750	124,548

Semiconductors & Related Devices - 1.81%
ChipMOS Technologies, Inc. ADR (2)			6,500	120,835

Services - Business Services - 3.18%
MercadoLibre, Inc. (Argentina) (2)			100	212,187
Qiwi PLC ADR (2)			10,000	0

				212,187

Services - Personal Services - 3.61%
Carriage Services, Inc.			6,000	240,660

Telephone Communications - 2.91%
Telenor ASA ADR (2)			15,000	194,250

Wholesale-Motor Vehicle Supplies & New Parts - 2.62%
Genuine Parts Co.			1,400	174,832

Total Common Stock			(Cost $ 5,053,783)	4,939,845

Money Market Registered Investment Companies - 23.31%

Fidelity Investments Money Market Government Portfolio - Class I - 3.98% (3)			1,553,923	1,553,923

Total Money Market Registered Investment Companies			(Cost $ 1,553,923)	1,553,923

Options Purchased - 2.23%

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Put Options
SPDR S&P 500 ETF Trust, June 18, 2026, Put @ $500.00	100	6/18/2026	500,000	149,000

Total Options (Cost $ 203,953)	100		500,000	149,000

Total Investments - 99.63%			(Cost $ 6,811,695)	6,642,768

Other Assets Less Liabilities - 0.37%				24,736

Total Net Assets - 100.00%				6,667,651

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$6,493,768	$0
Level 2 - Other Significant Observable Inputs			149,000	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$6,642,768	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect atFebruary 28, 2025.